Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Liabilities
22. OTHER LONG-TERM LIABILITIES

Other long term liabilities consist of:

	December 31, 2023	December 31, 2022
Deferred credit (1)	$21.6	$20.8
Deferred revenue (2)	13.1	13.9
Severance liabilities (3)	58.5	6.3
	$93.2	$41.0
(1)Represents the obligation to deliver future silver production of Navidad pursuant to a silver stream contract.
(2)Represents the obligation to deliver 100% of the future gold production from La Colorada and 5% of the future gold production from La Bolsa, which is in the exploration stage.
(3)Includes $50.5 million of Chilean severances, required by local labour laws, from the Acquisition (Note 8).